Robinson Alternative Yield Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS at July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 87.0% (1)
Special Purpose Acquisition Companies (SPACs) - 87.0%
10X Capital Venture Acquisition Corp III - Class A	5,103	$53,633
Acropolis Infrastructure Acquisition Corp. - Class A	50,000	508,000
Aequi Acquisition Corp. - Class A	3,952	40,468
AltC Acquisition Corp. - Class A	4,183	43,210
AltEnergy Acquisition Corp. - Class A	15,612	162,521
Andretti Acquisition Corp. - Class A	12,385	132,148
Anzu Special Acquisition Corp I - Class A	50,000	515,500
AP Acquisition Corp. - Class A	13,849	149,846
Atlantic Coastal Acquisition Corp II - Class A	49,919	520,905
Atlantic Coastal Acquisition Corp. - Class A	45,000	465,300
AxonPrime Infrastructure Acquisition Corp. - Class A	10,100	104,232
Banyan Acquisition Corp. - Class A	31,460	329,915
Belong Acquisition Corp. - Class A	35,000	358,050
Berenson Acquisition Corp I - Class A	28,092	288,505
Blue Whale Acquisition Corp I - Class A	25,157	255,092
Bluescape Opportunities Acquisition Corp. - Class A	39,340	394,580
Bridgetown Holdings Ltd. - Class A	25,351	261,115
BurTech Acquisition Corp. - Class A	50,000	524,000
Cartica Acquisition Corp. - Class A	45,177	482,039
CF Acquisition Corp IV - Class A	1,854	19,374
Chain Bridge I - Class A	93	979
Churchill Capital Corp V - Class A	43,698	447,468
Clover Leaf Capital Corp. - Class A	5,018	58,058
Concord Acquisition Corp III - Class A	43,802	459,921
Conyers Park III Acquisition Corp. - Class A	7,690	78,822
Crixus BH3 Acquisition Co. - Class A	7,783	81,099
Crown PropTech Acquisitions - Class A	60,000	619,800
DA32 Life Science Tech Acquisition Corp. - Class A	24,555	253,162
DHC Acquisition Corp. - Class A	26,059	268,668
dMY Squared Technology Group, Inc.	35,701	370,930
ESH Acquisition Corp. - Class A	30,000	302,100
EVe Mobility Acquisition Corp. - Class A	53,963	570,929
ExcelFin Acquisition Corp. - Class A	50,000	522,500
FG Merger Corp.	19,265	204,594
FinServ Acquisition Corp II - Class A	8,900	91,492
Forest Road Acquisition Corp II - Class A (2)	50,000	510,500
Four Leaf Acquisition Corp.	8,415	86,927
FTAC Emerald Acquisition Corp. - Class A	44,434	463,002
FTAC Zeus Acquisition Corp. - Class A	31,404	328,486
Future Health ESG Corp.	4,475	46,182
Gores Holdings IX, Inc. - Class A	50,000	514,000
Healthwell Acquisition Corp I - Class A	44,078	452,240
Hennessy Capital Investment Corp VI - Class A	6,266	64,414
Hudson Acquisition I Corp.	6,628	69,859
Inception Growth Acquisition Ltd.	40,000	416,000
Investcorp India Acquisition Corp. - Class A	19,328	206,810
Jaws Mustang Acquisition Corp. - Class A	10,675	113,262
Juniper II Corp. - Class A	60,000	622,800
Jupiter Acquisition Corp. - Class A	25,026	256,016
KnightSwan Acquisition Corp. - Class A	42,730	443,965
LAMF Global Ventures Corp I	37,983	399,961
Landcadia Holdings IV, Inc. - Class A	40,000	408,800
Live Oak Crestview Climate Acquisition Corp. - Class A	3	31
M3-Brigade Acquisition II Corp. - Class A	60,000	614,400
Northern Star Investment Corp II - Class A	40,000	406,800
Northern Star Investment Corp IV - Class A	61,304	640,621
OmniLit Acquisition Corp. - Class A	24,104	256,467
Osiris Acquisition Corp. - Class A	1,650	16,533
Pearl Holdings Acquisition Corp. - Class A	16,829	178,051
PepperLime Health Acquisition Corp. - Class A	41,976	447,464
Pivotal Investment Corp III - Class A	22,232	227,656
PowerUp Acquisition Corp.	3,235	33,967
Prospector Capital Corp. - Class A	50,000	526,500
RMG Acquisition Corp III - Class A (2)	40,000	418,800
Roth CH Acquisition V Co.	41,046	433,035
Screaming Eagle Acquisition Corp. - Class A	29,547	306,402
Seaport Global Acquisition II Corp. - Class A	1,200	12,672
Semper Paratus Acquisition Corp.	1,003	10,742
SilverBox Corp III	34,065	345,249
Southport Acquisition Corp. - Class A	3,113	32,904
Thunder Bridge Capital Partners III, Inc. - Class A	44,857	462,476
Trailblazer Merger Corp I	34,734	355,676
Tristar Acquisition I Corp. - Class A	16,951	178,833
Twelve Seas Investment Co II	8,480	87,853
Vector Acquisition Corp II	19,117	198,052
Total Common Stocks
(Cost $21,027,903)		21,533,363

Rights - 0.0% (1) (3)
Special Purpose Acquisition Companies (SPACs) - 0.0% (3)
ESH Acquisition Corp., Strike Price $10.00, Expiration 12/13/2024 (2)	30,000	4,500
Total Rights
(Cost $4,739)		4,500

	Units
Units - 1.8% (1)
Special Purpose Acquisition Companies (SPACs) - 1.8%
Alchemy Investments Acquisition Corp 1	2,000	20,500
Haymaker Acquisition Corp 4	10,000	101,400
Inflection Point Acquisition Corp II	10,000	102,250
TMT Acquisition Corp.	20,000	212,000
Total Units
(Cost $420,000)		436,150

	Shares
Warrants - 0.1% (1)
10X Capital Venture Acquisition Corp III, Strike Price $11.50, Expires 06/30/2028	1,352	41
AEON Biopharma, Inc., Strike Price $11.50, Expires 12/31/2027	1,353	257
Aetherium Acquisition Corp., Strike Price $11.50, Expires 01/21/2028	10,414	272
Andretti Acquisition Corp., Strike Price $11.50, Expires 03/23/2028	9,097	2,083
Anzu Special Acquisition Corp I, Strike Price $11.50, Expires 12/31/2027	1,504	60
AP Acquisition Corp., Strike Price $11.50, Expires 12/07/2026	8,236	473
Arogo Capital Acquisition Corp., Strike Price $11.50, Expires 03/23/2028	13,804	739
Artemis Strategic Investment Corp., Strike Price $11.50, Expires 12/31/2027	1,875	77
Ault Disruptive Technologies Corp., Strike Price $11.50, Expires 06/20/2028	12,707	1,169
BioPlus Acquisition Corp., Strike Price $11.50, Expires 07/19/2028	9,125	1,323
Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	2,275	114
BurTech Acquisition Corp., Strike Price $11.50, Expires 12/18/2026	17,802	349
C5 Acquisition Corp., Strike Price $11.50, Expires 05/19/2028	7,417	297
Canna-Global Acquisition Corp., Strike Price $11.50, Expires 02/09/2028	2,621	82
CF Acquisition Corp VII, Strike Price $11.50, Expires 03/15/2026	6,696	670
Crixus BH3 Acquisition Co., Strike Price $11.50, Expires 11/23/2026	7,013	169
EVe Mobility Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	9,031	632
Finnovate Acquisition Corp., Strike Price $11.50, Expires 09/30/2026	1,599	49
FinServ Acquisition Corp II, Strike Price $11.50, Expires 02/17/2026	3,184	120
FTAC Emerald Acquisition Corp., Strike Price $11.50, Expires 08/22/2028	6,120	326
Fusion Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027	1,744	3
Gardiner Healthcare Acquisitions Corp., Strike Price $11.50, Expires 07/30/2028	14,671	880
Getaround, Inc., Strike Price $11.50, Expires 03/09/2026	945	16
Global Partner Acquisition Corp II, Strike Price $11.50, Expires 12/31/2027	826	28
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026	1,344	92
Healthcare AI Acquisition Corp., Strike Price $11.50, Expires 12/14/2026	8,583	356
Investcorp India Acquisition Corp., Strike Price $11.50, Expires 06/28/2027	11,867	831
KnightSwan Acquisition Corp., Strike Price $11.50, Expires 07/21/2028	12,352	865
Northern Star Investment Corp IV, Strike Price $11.50, Expires 12/31/2027	1,130	77
OmniLit Acquisition Corp., Strike Price $11.50, Expires 11/08/2026	736	41
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	1,469	118
Oxus Acquisition Corp., Strike Price $11.50, Expires 08/26/2026	5,803	570
Pearl Holdings Acquisition Corp., Strike Price $11.50, Expires 12/15/2026	10,168	915
PepperLime Health Acquisition Corp., Strike Price $11.50, Expires 10/01/2026	1,942	60
Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	2,401	186
PROOF Acquisition Corp I, Strike Price $11.50, Expires 12/03/2028	9,590	984
Revelstone Capital Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	10,028	913
Roth CH Acquisition V Co., Strike Price $11.50, Expires 12/10/2026	1,153	96
Schultze Special Purpose Acquisition Corp II, Strike Price $11.50, Expires 03/25/2028	1,716	77
Southport Acquisition Corp., Strike Price $11.50, Expires 05/24/2028	10,001	724
Spree Acquisition Corp 1 Ltd., Strike Price $11.50, Expires 12/22/2028	6,937	212
Swiftmerge Acquisition Corp., Strike Price $11.50, Expires 06/17/2028	8,804	830
Target Global Acquisition I Corp., Strike Price $11.50, Expires 12/31/2027	5,556	271
TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	6,369	143
Thunder Bridge Capital Partners IV, Inc., Strike Price $11.50, Expires 04/30/2028	300	50
TLG Acquisition One Corp., Strike Price $11.50, Expires 01/25/2028	1,388	167
Tristar Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	1,761	119
Twelve Seas Investment Co II, Strike Price $11.50, Expires 03/02/2028	1,032	64
Zalatoris Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	749	135
Total Warrants
(Cost $59,020)		19,125

Short-Term Investments - 11.1%
Money Market Funds - 11.1%
First American Government Obligations Fund, Class X, 5.175% (4)	2,744,779	2,744,779
Total Short-Term Investments
(Cost $2,744,779)		2,744,779

Investments Purchased With Collateral From Securities Lending - 0.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (4) (5)	60,675	60,675
Total Investments Purchased With Collateral From Securities Lending
(Cost $60,675)		60,675

Total Investments in Securities - 100.2%
(Cost $24,317,116)		24,798,592
Liabilities in Excess of Other Assets - (0.2)%		(57,725)
Total Net Assets - 100.0%		$24,740,867

(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of July 31, 2023. Total loaned securities had a value of $17,900 or 0.07% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of July 31, 2023.
(5)	Privately offered liquidity fund.

Summary of Fair Value Exposure at July 31, 2023 (Unaudited)

Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$18,416,160	$3,117,203	$–	$21,533,363
Rights	–	4,500	–	–	4,500
Units	–	121,900	314,250	–	436,150
Warrants	–	11,981	7,144	–	19,125
Short-Term Investments	–	2,744,779	–	–	2,744,779
Investments Purchased With Collateral From Securities Lending (1)	60,675	–	–	–	60,675
Total Investments in Securities	$60,675	$21,299,320	$3,438,597	$–	$24,798,592

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.